UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2009 – July 31, 2009

Item 1.  Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.4%

Basic Materials - 3.4%
3,000	Monsanto Company	$252,000

Biotechnology - 4.3%
9,600	Charles River Laboratories International, Inc. (a)	317,472

Consumer Staples - 2.7%
6,000	CVS Caremark Corporation	200,880

Drugs/Pharmaceutical Preparations - 16.9%
8,800	Cephalon, Inc. (a)	516,120
13,500	Endo Pharmaceuticals Holdings Inc. (a)	283,635
3,600	Genzyme Corporation (a)	186,804
19,400	Mylan Inc. (a)	255,886
		1,242,445

Energy - 2.5%
4,000	Contango Oil & Gas Company (a)	185,560

Health Care Services - 9.4%
9,000	Almost Family, Inc. (a)	285,480
5,800	Express Scripts, Inc. (a)	406,232
		691,712

Industrials - 7.4%
16,000	Kansas City Southern (a)	324,960
16,500	Textron Inc.	221,760
		546,720

Insurance Carriers - 13.0%
26,300	First Mercury Financial Corporation	380,035
22,000	Protective Life Corporation	328,900
10,000	Tower Group, Inc.	249,700
		958,635

Medical Products - 18.6%
22,900	Hologic, Inc. (a)	336,401
8,800	Varian Medical Systems, Inc.	310,376
7,000	Waters Corporation (a)	351,750
26,300	Wright Medical Group, Inc. (a)	366,096
		1,364,623

Multi-Industry - 3.9%
9,500	Loews Corporation	285,190

Technology - 13.2%
9,000	Accenture Ltd Class A	315,630
20,667	BancTec, Inc. (a)(b)	103,335
15,000	Broadridge Financial Solutions, Inc.	259,050
12,400	Fidelity National Information Services, Inc.	290,408
		968,423

Telecommunications - 3.1%
8,700	Telephone and Data Systems, Inc.	223,938

Total Common Stock (Cost $7,293,205)		7,237,598

Total Investments in Securities - 98.4% (Cost $7,293,205)*		$7,237,598
Other Assets & Liabilities, Net - 1.6%		117,549
NET ASSETS - 100.0%		$7,355,147

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,017,191
Gross Unrealized Depreciation	(1,072,798)
Net Unrealized Appreciation (Depreciation)	$(55,607)

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,237,598
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$7,237,598

In accordance with the adoption of FSP 157-4, the Level 1 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE
FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E, Hong
Stacey E. Hong, Principal Executive Officer

Date:        09/11/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Stacey E, Hong
Stacey E. Hong, Principal Executive Officer

Date:       09/11/09

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       09/11/09